Organization and Summary of Significant Accounting Policies (Details 14) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Changes in balance sheet amounts under self insured plans
Balance, Beginning of Year	$ 320	$ 320	$ 300
Provision Charged to Expense	4,148	3,077	3,041
Payments	4,148	3,077	3,021
Balance, End of Year	$ 320	$ 320	$ 320